As filed with the Securities and Exchange Commission on September 28, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21421
NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Real Estate Securities Income Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments Real Estate Securities Income Fund Inc.
(Unaudited) July 31, 2018

NUMBER OF SHARES		VALUE†

Common Stocks 80.9%

Apartments 6.1%
187,200	Education Realty Trust, Inc.	$7,742,592	(a)
79,100	Mid-America Apartment Communities, Inc.	7,971,698	(a)
		15,714,290
Commercial Financing 8.5%
280,100	Blackstone Mortgage Trust, Inc. Class A	9,282,514	(a)
548,500	Starwood Property Trust, Inc.	12,527,740	(a)
		21,810,254
Data Centers 6.4%
74,000	CoreSite Realty Corp.	8,295,400	(a)
68,000	Digital Realty Trust, Inc.	8,256,560	(a)
		16,551,960
Diversified 1.8%
151,800	Colony Capital, Inc.	935,088
425,100	Lexington Realty Trust	3,736,629
		4,671,717
Health Care 11.3%
536,066	Medical Properties Trust, Inc.	7,724,711	(a)
278,900	Omega Healthcare Investors, Inc.	8,280,541	(a)
102,400	Ventas, Inc.	5,773,312	(a)
115,100	Welltower, Inc.	7,205,260	(a)(b)
		28,983,824
Home Financing 5.4%
185,100	AGNC Investment Corp.	3,603,897	(a)
968,200	Annaly Capital Management, Inc.	10,379,104	(a)
		13,983,001
Industrial 4.6%
69,850	Prologis, Inc.	4,583,557	(a)
262,100	STAG Industrial, Inc.	7,160,572	(a)
		11,744,129
Infrastructure 11.4%
85,200	American Tower Corp.	12,630,048	(a)
151,600	Crown Castle International Corp.	16,801,828	(a)(b)
		29,431,876
Lodging/Resorts 3.7%
139,500	LaSalle Hotel Properties	4,836,465	(a)
145,900	Park Hotels & Resorts, Inc.	4,563,752	(a)
		9,400,217
Manufactured Homes 2.8%
75,200	Sun Communities, Inc.	7,291,392	(a)

Office 5.6%
39,600	Boston Properties, Inc.	4,970,988	(a)
191,680	Highwoods Properties, Inc.	9,413,405	(a)
		14,384,393
Regional Malls 3.8%
56,000	Simon Property Group, Inc.	9,867,760	(a)

Self Storage 3.2%
86,500	Extra Space Storage, Inc.	8,128,405	(a)
NUMBER OF SHARES		VALUE†

Shopping Centers 2.6%
126,832	DDR Corp.	$1,737,598
298,100	Kimco Realty Corp.	4,975,289	(a)
		6,712,887
Single Family Homes 1.2%
142,747	American Homes 4 Rent Class A	3,160,419	(a)
Specialty 0.9%
64,700	Iron Mountain, Inc.	2,271,617	(a)
Timber 1.6%
119,600	Weyerhaeuser Co.	4,087,928	(a)

Total Common Stocks (Cost $206,656,396)		208,196,069

Preferred Stocks 56.4%

Data Centers 1.0%
95,000	Digital Realty Trust, Inc., Ser. C, 6.63%	2,525,100
Diversified 8.1%
194,139	Colony Capital, Inc., Ser. B, 8.25%	4,999,079
16,212	Colony Capital, Inc., Ser. H, 7.13%	382,441
533,591	Colony Capital, Inc., Ser. I, 7.15%	12,448,678
125,000	Colony Capital, Inc., Ser. J, 7.13%	2,915,000
		20,745,198
Free Standing 0.9%
98,922	National Retail Properties, Inc., Ser. F, 5.20%	2,400,837	(a)

Home Financing 3.2%
325,000	Annaly Capital Management, Inc., Ser. F, 6.95%	8,277,750	(a)

Industrial 4.7%
100,000	PS Business Parks, Inc., Ser. U, 5.75%	2,517,000
255,500	Rexford Industrial Realty, Inc., Ser. A, 5.88%	6,285,300	(a)
125,600	STAG Industrial, Inc., Ser. C, 6.88%	3,271,880	(a)
		12,074,180
Lodging/Resorts 10.8%
379,000	Ashford Hospitality Trust, Inc., Ser. G, 7.38%	9,152,850	(a)
185,800	Eagle Hospitality Properties Trust, Inc., Ser. A, 8.25%	0	*(c)(d)
349,300	Pebblebrook Hotel Trust, Ser. D, 6.38%	8,708,049	(a)
192,000	Sunstone Hotel Investors, Inc., Ser. E, 6.95%	5,001,600	(a)
200,000	Sunstone Hotel Investors, Inc., Ser. F, 6.45%	5,010,000	(a)
		27,872,499
Office 2.8%
6,000	Highwoods Properties, Inc., Ser. A, 8.63%	7,198,184	(a)

See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE†

Regional Malls 10.9%
323,015	CBL & Associates Properties, Inc., Ser. D, 7.38%	$6,230,960	(a)
185,000	CBL & Associates Properties, Inc., Ser. E, 6.63%	3,220,850
292,289	Pennsylvania Real Estate Investment Trust, Ser. C, 7.20%	6,874,637	(a)
227,439	Taubman Centers, Inc., Ser. J, 6.50%	5,715,542	(a)
255,000	Washington Prime Group, Inc., Ser. H, 7.50%	5,954,250
		27,996,239
Self Storage 3.1%
40,500	Public Storage, Ser. E, 4.90%	984,150	(a)
275,000	Public Storage, Ser. Y, 6.38%	7,106,000	(a)
		8,090,150
Shopping Centers 5.9%
45,678	Cedar Realty Trust, Inc., Ser. B, 7.25%	1,140,169
124,100	Cedar Realty Trust, Inc., Ser. C, 6.50%	2,882,843
250,000	DDR Corp., Ser. K, 6.25%	6,062,500	(a)
41,800	Kimco Realty Corp., Ser. K, 5.63%	1,022,010
70,131	Saul Centers, Inc., Ser. C, 6.88%	1,756,781
90,000	Urstadt Biddle Properties, Inc., Ser. G, 6.75%	2,264,400
		15,128,703
Single Family Homes 5.0%
223,000	American Homes 4 Rent, Ser. D, 6.50%	5,842,600
40,000	American Homes 4 Rent, Ser. E, 6.35%	1,039,600
116,700	American Homes 4 Rent, Ser. F, 5.88%	2,880,156	(a)
120,900	American Homes 4 Rent, Ser. G, 5.88%	2,989,857	(a)
		12,752,213
Total Preferred Stocks (Cost $152,270,808)		145,061,053

Total Options Purchased(d) 0.0%(e) (Cost $33,878)		20,925

Short-Term Investments 6.7%

Investment Companies 6.7%
17,120,235	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(f) (Cost $17,120,235)	17,120,235	(g)

Total Investments 144.0% (Cost $376,081,317)		370,398,282
Liabilities Less Other Assets (44.0)%		(113,208,724)

Net Assets Applicable to Common Stockholders 100.0%		$257,189,558
*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(b)	All or a portion of the security is pledged as collateral for options written.
(c)	Defaulted security.
(d)	Illiquid security.
(e)	See "Purchased option contracts" under Derivative Instruments.
(f)	Represents less than 0.05% of net assets.
(g)	Represents 7-day effective yield as of July 31, 2018.
(h)	All or a portion of this security is segregated with obligations for options written with a total value of $17,120,235.
(i)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.
(Unaudited) (cont’d)

Derivative Instruments

Purchased option contracts ("options purchased")

At July 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Real Estate Management & Development
Brookfield Property Partners LP	4,185	8,495,550	$25	9/21/2018	$20,925
Total options purchased (cost $33,878)					$20,925

Written option contracts ("options written")

At July 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Real Estate Management & Development
Brookfield Property Partners LP	4,185	(8,495,550)	$25	9/21/2018	$(2,762,100)
Total options written (premium received $2,975,789)					$(2,762,100)

At July 31, 2018, the Fund had securities pledged in the amount of $9,414,440 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$208,196,069	$—	$—	$208,196,069
Preferred Stocks
Lodging/Resorts	27,872,499	0	—	27,872,499
Office	—	7,198,184	—	7,198,184
Other Preferred Stocks(a)	109,990,370	—	—	109,990,370
Total Preferred Stocks	137,862,869	7,198,184	—	145,061,053
Options Purchased(b)	20,925	—	—	20,925
Short-Term Investments	—	17,120,235	—	17,120,235
Total Investments	$346,079,863	$24,318,419	$—	$370,398,282

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,762,100)	$—	$—	$(2,762,100)
Total	$(2,762,100)	$—	$—	$(2,762,100)

See Notes to Schedule of Investments

July 31, 2018
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities, certain preferred stocks and exchange-traded options purchased and options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations. The value of certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Real Estate Securities Income Fund Inc.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  September 28, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  September 28, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 28, 2018